Subsequent Events (Details) - Social Finance, Inc. - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Payments to repurchase note receivable				$ 52,658
Outstanding principal	$ 3,854,283			4,830,137	$ 4,726,904
Golden Pacific Bancorp, Inc.
SUBSEQUENT EVENTS
Total cash purchase consideration	22,300
Holdback amount	700
APEX Loan | Equity Method Investee
SUBSEQUENT EVENTS
Outstanding principal		$ 16,700
Accrued interest		1,600
Proceeds from related party for settlement of outstanding obligation		18,304
Common Stock
SUBSEQUENT EVENTS
Payments to repurchase note receivable				133,385
Series 1
SUBSEQUENT EVENTS
Temporary equity, redemption value	323,400			$ 323,400
Subsequent Event
SUBSEQUENT EVENTS
Call payment			$ 107,500
Subsequent Event | Golden Pacific Bancorp, Inc.
SUBSEQUENT EVENTS
Total cash purchase consideration	22,300
Holdback amount	$ 700
Subsequent Event | Common Stock
SUBSEQUENT EVENTS
Payments to repurchase note receivable			133,400
Subsequent Event | Series 1
SUBSEQUENT EVENTS
Temporary equity, redemption value			323,400
Special distributions			$ 22,100
Seller Note | Subsequent Event
SUBSEQUENT EVENTS
Retirement of debt		269,900
Outstanding principal		250,000
Accrued interest		$ 19,900